Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2013
Deferred tax assets:
Financial derivatives	$ (3,000)	$ 24,000
Financial loss carryforwards for tonnage tax	17,331,000	16,946,000
Total deferred tax asset	17,328,000	16,970,000
Less valuation allowance	(17,328,000)	(16,970,000)
Net deferred tax asset	0
Deferred tax liabilities:
Entrance tax	357,000	453,000		$ 3,000,000
Total deferred tax liabilities	357,000	453,000
Net deferred tax liabilities	$ 357,000	$ 453,000	$ 624,000